Investments in Equity Investees (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Investments in Equity Investees
Investments in equity investees		$ 118,316	$ 139,505
Deposit collected upon the signing of the SPA		15,912
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Investments in Equity Investees
Investments in equity investees		51,425	59,712
Cash consideration	$ 159,100
Deposit collected upon the signing of the SPA	15,900
Distributions of prior year undistributed profits and land bonus payment	52,300
Aggregate amount	211,400
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | The Company
Investments in Equity Investees
Aggregate amount	$ 169,100
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investments in Equity Investees
Investments in equity investees		66,465	79,408
Other
Investments in Equity Investees
Investments in equity investees		$ 426	$ 385